COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 07, 2013	Dec. 31, 2012
Nathaniel Bradley
Commitments and Contingencies
Executive Employment Agreement period	3 years	4 years
Base salary	$ 200,000	$ 150,000
Sean Bradley
Commitments and Contingencies
Executive Employment Agreement period	3 years	4 years
Base salary	195,000	125,000
James Crawford
Commitments and Contingencies
Executive Employment Agreement period	3 years
Base salary	185,000
Edward O'Donnell
Commitments and Contingencies
Executive Employment Agreement period	2 years
Base salary	165,000
Constantine Potamianos
Commitments and Contingencies
Executive Employment Agreement period	2 years
Base salary	$ 150,000